UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number : 811-21836

ONEFUND Trust

(Exact name of registrant as specified in charter)

200 2nd Ave. South #737

St. Petersburg, FL 33701

(Address of principal executive offices) (Zip code)

Michael G. Willis

200 2nd Ave. South #737

St. Petersburg, FL33701

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-808-600-5366

Date of fiscal year end: March 31

Date of reporting period: March 31, 2023

Item 1. Reports to Stockholders.

(a)

INDEX

TICKER SYMBOL

ONEFUND S&P 500® EQUAL WEIGHT INDEX

ONEFUND TRUST

ANNUAL REPORT

MARCH 31, 2023

TICKER SYMBOL INDEX

ONEFUND S&P 500® EQUAL WEIGHT INDEX

TABLE OF CONTENTS

Shareholder Letter	1

Investment Results	3

Portfolio Illustration	5

Schedule of Investments	7

Statement of Assets and Liabilities	13

Statement of Operations	14

Statements of Changes in Net Assets	15

Financial Highlights	16

Notes to Financial Statements	17

Report of Independent Registered Public Accounting Firm	21

Disclosure Regarding Approval of Advisory Agreement	22

Summary of Fund Expenses	23

Additional Information	24

Trustees and Officers	25

Privacy Policy	27

ONEFUND S&P 500® Equal Weight Index	Shareholder Letter
March 31, 2023 (Unaudited)

Dear Shareholders,

Discussion of the Fund:

The ONEFUND S&P 500® Equal Weight Index (the “Fund”) is a “no-load” index fund with no commissions and no 12b-1 fee. The Fund’s ticker symbol is INDEX. The Fund’s portfolio holds approximately 500 of the largest publicly traded companies on Wall Street, as selected by Standard & Poor’s. This puts INDEX in the “Large Cap Blend” category.

The Fund seeks to track the S&P 500® Equal Weight Index. The S&P 500® Equal Weight Index uses the same 500 constituents as the S&P 500® Market Cap Index. The primary difference is that the S&P 500® Equal Weight Index rebalances its holdings periodically so that, over time, they remain substantially equal.* In our view, this even distribution of holdings leads to better diversification of the Fund’s portfolio and a broader exposure to the growth cycles of all 500 companies instead of overweighting the largest companies.

Discussion of Fund Performance:

During the 12 months ended March 31, 2023, INDEX returned -6.52% while the S&P 500® Equal Weight Index fell by 6.31%. The performance of the Fund relative to the S&P 500® Equal Weight Index showed tracking error due to our trading process, cash drag, our cash management process, expenses and trading costs of the Fund. Because the Fund equal weights its holdings over time, sharp price movements of individual holdings have the potential to materially affect the performance of the Fund. A historical chart of tracking error for INDEX is provided below.

HISTORICAL TRACKING ERROR FOR INDEX
	2017	2018	2019	2020	2021	2022	2023 Q1
INDEX	18.79%	-7.82%	28.98%	12.76%	29.11%	-11.82%	3.09%
S&P 500® EQUAL WEIGHT INDEX	18.90%	-7.64%	29.24%	12.83%	29.63%	-11.45%	2.93%
TRACKING ERROR	-0.11%	-0.18%	-0.26%	-0.07%	-0.52%	-0.37%	0.16%

During the 12 months ended March 31, 2023, the S&P 500® Index (Market Cap) fell by 7.73%. As noted above, the Fund seeks to track the S&P 500® Equal Weight Index, which is not the same as the S&P 500® Index (Market Cap). The better performance of the Fund relative to the market capitalization version of the S&P 500® Index generally occurs when the largest 50 companies within the S&P 500® Index underperform the other 450 companies within the index. This is because the S&P 500® Market Cap Index overweight’s the top 50 companies within the index to approximately half of the index, whereas the Equal-Weight methodology seeks to hold all 500 companies equal over time. This data is provided for informational purposes only, and you should not regard the S&P 500® Index (Market Cap) as a benchmark for the Fund.

Annual Report | March 31, 2023	1

ONEFUND S&P 500® Equal Weight Index	Shareholder Letter
March 31, 2023 (Unaudited)

During the first quarter of 2023, Silicon Valley Bank (SIVB) and Signature Bank (SBNY) were fair value priced to zero in the Fund’s portfolio because these two banks failed before Standard & Poor’s removed them from the underlying index. Exiting the fiscal year, if there are additional abrupt bankruptcies in the banking industry, or other industries, this could affect the performance of the portfolio negatively.

Because money supply is still at historically high levels (see chart on page 1), higher inflation than normal may continue to be a factor in 2023. Historically, the S&P 500® Index strategies have given investors the potential to keep up with inflation and grow their portfolios over time. We created INDEX to simplify investing for retail investors. With one simple purchase, you gain access to the potential growth of Americas’ 500 leading companies according to Standard & Poor’s.

Warm Regards,

Michael G. Willis

President, ONEFUND, LLC

The foregoing reflects the thoughts and opinions of ONEFUND, LLC, the adviser to the Fund, and is subject to change without notice. Investors cannot invest directly in an index. Subject to investment risks, including possible loss of principal amount invested.

*	The S&P 500® Equal Weight Index is an equal weighted version of the S&P 500® Index. The S&P 500® Equal Weight Index includes the same constituents as the capitalization weighted S&P 500®, but each company in the S&P 500® Equal Weight Index is allocated a fixed weight - or 0.2% of the index total at each quarterly rebalance. It is a broad-based securities market index. Such indices are generally not actively managed and are not subject to fees and expenses typically associated with managed accounts or funds. You cannot invest directly in a broad-based securities index.

The S&P 500® Market Cap Index: The headline market cap indices, the S&P 500®, the S&P MidCap 400® and the S&P SmallCap 600® are widely recognized as leading indicators of U.S. equity market performance. The S&P 500® is the world’s most-tracked index by assets under management.

Past performance is not indicative of future results, ordinary brokerage commissions apply, brokerage commissions will reduce returns

2	www.ONEFUND.io

ONEFUND S&P 500® Equal Weight Index	Investment Results
March 31, 2023 (Unaudited)

Average Annual Total Returns(a) (for the periods ended March 31, 2023)

	One Year	Five Year	Since Inception (4/30/15)
ONEFUND S&P 500® Equal Weight Index	-6.52%	9.72%	9.53%
S&P 500® Equal Weight Index	-6.31%	9.96%	9.68%

	Expense Ratios (b)
Gross	0.66%
With Applicable Waivers	0.25%

The performance data quoted above represents past performance, which does not guarantee future results. Investment return and value of Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than actual performance data quoted. Fund performance current to the most recent month-end is available by calling (844) 464-6339 or by visiting www.ONEFUND.io.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performances would have been lower.

(b)	The expense ratios are from the Fund’s prospectus dated July 29, 2022. ONEFUND, LLC (the “Adviser”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to not more than 0.25% of the Fund’s average daily net assets for No Load Class shares. This agreement is in effect through July 31, 2023. This agreement may not be terminated or modified by the Adviser prior to this date except with the approval of the Fund’s Board of Trustees. Additional information pertaining to the Fund’s expense ratios as of March 31, 2023, can be found in the financial highlights.

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month-end by calling (844) 464-6339.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

Annual Report | March 31, 2023	3

ONEFUND S&P 500® Equal Weight Index	Investment Results
March 31, 2023 (Unaudited)

Growth of $10,000 Initial Investment

(for the period ended March 31, 2023)

The chart above assumes an initial investment of $10,000 made on April 30, 2015 (commencement of operations) and held through March 31, 2023. The S&P 500® Equal Weight Index (the “Index”) is an equal weighted version of the widely used S&P 500® Index. The Index includes the same constituents as the capitalization weighted S&P 500® Index, but each company in the Index is allocated a fixed weight – or 0.2% of the index total at each quarterly rebalance. Individuals cannot invest directly in an index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call (844) 464-6339. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund and should be read carefully before investing.

4	www.ONEFUND.io

ONEFUND S&P 500® Equal Weight Index	Portfolio Illustration
March 31, 2023 (Unaudited)

Sector Allocation*

ONEFUND S&P 500® Equal Weight Index

Holdings as of March 31, 2023(a)

*	Holdings are subject to change and may not reflect the current or future position of the portfolio. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry subclassifications for reporting ease. Industries are shown as a percentage of net assets.

(a)	As a percentage of net assets.

The S&P 500® Equal Weight Index (the “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and their Third Party Licensors, and has been licensed for use by ONEFUND, LLC (the “Adviser”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); Third Party Licensor Trademarks are trademarks of the Third Party Licensor and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the Adviser. It is not possible to invest directly in an index. The ONEFUND S&P 500® Equal Weight Index (the “Fund”) is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”) or their Third Party Licensors. Neither S&P Dow Jones Indices nor its Third Party Licensors make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ and its Third Party Licensors’ only relationship to the Adviser with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices or its Third Party Licensors without regard to the Adviser or the Fund. S&P Dow Jones Indices and its Third Party Licensors have no obligation to take the needs of the Adviser or the owners of the Fund into consideration in determining, composing or calculating the Index. Neither S&P Dow Jones Indices nor its Third Party Licensors are responsible for and have not participated in the determination of the prices, and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices and its Third Party Licensors have no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the Index will accurately track index performance or provide positive

Annual Report | March 31, 2023	5

ONEFUND S&P 500® Equal Weight Index	Portfolio Illustration
March 31, 2023 (Unaudited)

investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

NEITHER S&P DOW JONES INDICES NOR ITS THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES AND ITS THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES AND ITS THIRD PARTY LICENSORS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY ONEFUND, LLC, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES OR ITS THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANG JONES INDICES AND ONEFUND, LLC, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

6	www.ONEFUND.io

ONEFUND S&P 500® Equal Weight Index	Schedule of Investments
March 31, 2023

	Shares	Fair Value
COMMON STOCKS — 99.88%
Communications — 4.78%
Activision Blizzard, Inc.	2,513	$215,088
Alphabet, Inc., Class A(a)	1,153	119,601
Alphabet, Inc., Class C(a)	1,005	104,520
AT&T, Inc.	10,629	204,608
Booking Holdings, Inc.(a)	79	209,540
Charter Communications, Inc., Class A(a)	595	212,778
Comcast Corp., Class A	5,548	210,325
DISH Network Corp., Class A(a)	18,604	173,575
Electronic Arts, Inc.	1,794	216,087
Expedia Group, Inc.(a)	1,993	193,381
Fox Corp., Class A	4,142	141,035
Fox Corp., Class B	1,922	60,178
Interpublic Group of Companies, Inc.	5,801	216,030
Match Group, Inc.(a)	5,520	211,913
Meta Platforms, Inc., Class A(a)	1,092	231,438
Netflix, Inc.(a)	670	231,472
News Corp., Class A	9,330	161,129
News Corp., Class B	2,876	50,129
Omnicom Group, Inc.	2,239	211,227
Paramount Global, Class B	9,849	219,731
Take-Two Interactive Software, Inc.(a)	1,771	211,280
T-Mobile US, Inc. (a)	1,404	203,355
VeriSign, Inc.(a)	1,025	216,613
Verizon Communications, Inc.	5,341	207,712
Walt Disney Co. (The)(a)	2,094	209,672
Warner Bros. Discovery, Inc.(a)	13,652	206,145
		4,848,562
Consumer Discretionary — 10.63%
Advance Auto Parts, Inc.	1,530	186,063
Amazon.com, Inc.(a)	2,160	223,106
Aptiv PLC(a)	1,763	197,791
AutoZone, Inc.(a)	81	199,110
Bath & Body Works, Inc.	5,255	192,228
Best Buy Co., Inc.	2,492	195,049
BorgWarner, Inc.	4,087	200,713
Caesars Entertainment, Inc.(a)	4,141	202,122
CarMax, Inc.(a)	3,074	197,597
Carnival Corp.(a)	20,217	205,203
Chipotle Mexican Grill, Inc.(a)	127	216,953
Copart, Inc.(a)	2,864	215,402
D.R. Horton, Inc.	2,082	203,391
Darden Restaurants, Inc.	1,360	211,017
Domino’s Pizza, Inc.	653	215,405
eBay, Inc.	4,659	206,720
Etsy, Inc.(a)	1,848	205,738
Ford Motor Co.	16,190	203,994
General Motors Co.	5,364	196,752
Genuine Parts Co.	1,202	201,107
Hasbro, Inc.	3,981	213,740
Hilton Worldwide Holdings, Inc.	1,394	196,373
	Shares	Fair Value
Consumer Discretionary (Continued)
Home Depot, Inc. (The)	685	$202,157
Las Vegas Sands Corp.(a)	3,485	200,213
Lennar Corp., Class A	2,012	211,481
Live Nation Entertainment, Inc.(a)	2,939	205,730
LKQ Corp.	3,588	203,655
Lowe’s Companies, Inc.	996	199,170
Marriott International, Inc., Class A	1,191	197,754
Masco Corp.	3,910	194,405
McDonald’s Corp.	747	208,869
MGM Resorts International	4,590	203,888
Mohawk Industries, Inc.(a)	2,002	200,640
Newell Brands, Inc.	16,005	199,102
NIKE, Inc., Class B	1,668	204,564
Norwegian Cruise Lines Holdings Ltd.(a)	13,934	187,412
NVR, Inc.(a)	37	206,171
O’Reilly Automotive, Inc.(a)	239	202,906
Pool Corp.	562	192,451
PulteGroup, Inc.	3,664	213,538
Ralph Lauren Corp.	1,728	201,606
Ross Stores, Inc.	1,880	199,524
Royal Caribbean Cruises Ltd.(a)	2,930	191,329
Starbucks Corp.	1,971	205,240
Tapestry, Inc.	4,736	204,169
Tesla, Inc.(a)	1,130	234,429
TJX Companies, Inc. (The)	2,637	206,636
Tractor Supply Co.	862	202,604
Ulta Beauty, Inc.(a)	376	205,172
VF Corp.	8,995	206,075
Whirlpool Corp.	1,491	196,842
Wynn Resorts Ltd.(a)	1,808	202,333
Yum! Brands, Inc.	1,573	207,762
		10,783,401
Consumer Staples — 7.48%
Altria Group, Inc.	4,203	187,538
Archer-Daniels -Midland Co.	2,556	203,611
Brown-Forman Corp., Class B	3,185	204,700
Bunge Ltd.	1,996	190,658
Campbell Soup Co.	3,730	205,075
Church & Dwight Co., Inc.	2,335	206,437
Clorox Co. (The)	1,305	206,504
Coca-Cola Co.	3,308	205,195
Colgate-Palmolive Co.	2,747	206,437
Conagra Brands, Inc.	5,596	210,186
Constellation Brands, Inc., Class A	924	208,722
Costco Wholesale Corp.	416	206,698
Dollar General Corp.	906	190,677
Dollar Tree, Inc.(a)	1,396	200,396
Estee Lauder Companies, Inc. (The), Class A	829	204,315
General Mills, Inc.	2,495	213,223
Hershey Co. (The)	824	209,634

See Notes to Financial Statements.
Annual Report | March 31, 2023	7

ONEFUND S&P 500® Equal Weight Index	Schedule of Investments
March 31, 2023

	Shares	Fair Value
Consumer Staples (Continued)
Hormel Foods Corp.	5,000	$199,400
J.M. Smucker Co. (The)	1,324	208,358
Kellogg Co.	3,066	205,299
Keurig Dr Pepper, Inc.	5,708	201,378
Kimberly-Clark Corp.	1,602	215,020
Kraft Heinz Co. (The)	5,163	199,653
Kroger Co. (The)	4,160	205,379
Lamb Weston Holdings, Inc.	2,007	209,772
McCormick & Co., Inc., Non-Voting Shares	2,761	229,743
Molson Coors Brewing Co., Class B	3,745	193,542
Mondelez International, Inc., Class A	3,019	210,485
Monster Beverage Corp.(a)	3,912	211,287
PepsiCo, Inc.	1,139	207,640
Philip Morris International, Inc.	1,992	193,722
Procter & Gamble Co. (The)	1,428	212,329
Sysco Corp.	2,679	206,899
Target Corp.	1,238	205,050
Tyson Foods, Inc., Class A	3,438	203,942
Walgreens Boots Alliance, Inc.	5,890	203,676
Wal-Mart Stores, Inc.	1,430	210,854
		7,593,434
Energy — 5.06%
APA Corp.	5,449	196,491
Baker Hughes Co.	6,739	194,487
Chevron Corp.	1,226	200,034
ConocoPhillips	1,880	186,515
Coterra Energy, Inc.	7,967	195,510
Devon Energy Corp.	3,785	191,559
Diamondback Energy, Inc.	1,441	194,780
Enphase Energy, Inc.(a)	932	195,981
EOG Resources, Inc.	1,746	200,144
EQT Corp.	6,442	205,564
Exxon Mobil Corp.	1,817	199,252
First Solar, Inc.(a)	943	205,102
Halliburton Co.	5,673	179,494
Hess Corp.	1,511	199,966
Kinder Morgan, Inc.	11,682	204,552
Marathon Oil Corp.	8,172	195,801
Marathon Petroleum Corp.	1,524	205,481
Occidental Petroleum Corp.	3,272	204,271
ONEOK, Inc.	3,042	193,289
Phillips 66	1,935	196,170
Pioneer Natural Resources Co.	986	201,381
Schlumberger Ltd.	3,841	188,593
SolarEdge Technologies, Inc.(a)	644	195,744
Targa Resources Corp.	2,664	194,339
Valero Energy Corp.	1,482	206,887
Williams Companies, Inc. (The)	6,778	202,391
		5,133,778
Financials — 11.07%
Aflac, Inc.	3,060	197,431
Allstate Corp. (The)	1,658	183,723
	Shares	Fair Value
Financials (Continued)
American Express Co.	1,183	$195,136
American International Group, Inc.	3,685	185,577
Ameriprise Financial, Inc.	649	198,919
Aon PLC, Class A	666	209,983
Arch Capital Group Ltd.(a)	2,941	199,606
Arthur J. Gallagher & Co.	1,072	205,084
Assurant, Inc.	1,678	201,477
Bank of America Corp.	6,472	185,099
Bank of New York Mellon Corp. (The)	4,141	188,167
Berkshire Hathaway, Inc., Class B(a)	646	199,465
BlackRock, Inc.	308	206,089
Brown & Brown, Inc.	3,567	204,817
Capital One Financial Corp.	1,995	191,839
Cboe Global Markets, Inc.	1,651	221,630
Charles Schwab Corp. (The)	3,337	174,792
Chubb Ltd.	987	191,656
Cincinnati Financial Corp.	1,740	195,019
Citigroup, Inc.	4,053	190,045
Citizens Financial Group, Inc.	5,688	172,745
CME Group, Inc.	1,122	214,885
Comerica, Inc.	3,331	144,632
Discover Financial Services	1,918	189,575
Everest Re Group Ltd.	549	196,553
Fifth Third Bancorp	6,451	171,855
First Republic Bank	2,396	33,520
Franklin Resources, Inc.	7,105	191,409
Globe Life, Inc.	1,718	189,014
Goldman Sachs Group, Inc. (The)	598	195,612
Hartford Financial Services Group, Inc. (The)	2,790	194,435
Huntington Bancshares, Inc.	14,652	164,102
Intercontinental Exchange, Inc.	2,054	214,212
Invesco Ltd.	11,938	195,783
JPMorgan Chase & Co.	1,466	191,034
KeyCorp	12,509	156,613
Lincoln National Corp.	7,634	171,536
Loews Corp.	3,416	198,196
M&T Bank Corp.	1,487	177,801
Marsh & McLennan Companies, Inc.	1,246	207,521
MetLife, Inc.	3,141	181,990
Morgan Stanley	2,176	191,053
Nasdaq, Inc.	3,724	203,591
Northern Trust Corp.	2,307	203,316
PNC Financial Services Group, Inc. (The)	1,428	181,499
Principal Financial Group, Inc.	2,544	189,070
Progressive Corp. (The)	1,393	199,283
Prudential Financial, Inc.	2,213	183,104
Raymond James Financial, Inc.	2,066	192,696
Regions Financial Corp.	9,660	179,290
Signature Bank	1,695	310
State Street Corp.	2,453	185,668
SVB Financial Group(a)	912	825

See Notes to Financial Statements.
8	www.ONEFUND.io

ONEFUND S&P 500® Equal Weight Index	Schedule of Investments
March 31, 2023

	Shares	Fair Value
Financials (Continued)
Synchrony Financial	6,098	$177,330
T. Rowe Price Group, Inc.	1,865	210,558
Travelers Companies, Inc. (The)	1,115	191,122
Truist Financial Corp.	5,044	172,000
U.S. Bancorp	4,823	173,869
W.R. Berkley Corp.	3,127	194,687
Wells Fargo & Co.	4,736	177,032
Willis Towers Watson PLC	848	197,058
Zions Bancorporation	4,855	145,310
		11,227,248
Health Care — 13.23%
Abbott Laboratories	2,021	204,646
AbbVie, Inc.	1,308	208,456
Agilent Technologies, Inc.	1,443	199,625
Align Technology, Inc.(a)	627	209,506
AmerisourceBergen Corp.	1,309	209,584
Amgen, Inc.	859	207,663
Baxter International, Inc.	5,152	208,965
Becton, Dickinson and Co.	853	211,152
Biogen, Inc.(a)	763	212,137
Bio-Rad Laboratories, Inc., Class A(a)	409	195,919
Bio-Techne Corp.	2,722	201,945
Boston Scientific Corp.(a)	4,214	210,827
Bristol-Myers Squibb Co.	2,981	206,613
Cardinal Health, Inc.	2,751	207,701
Catalent, Inc.(a)	2,884	189,508
Centene Corp.(a)	3,009	190,199
Charles River Laboratories International, Inc.(a)	967	195,160
Cigna Corp.	711	181,682
Cooper Companies, Inc. (The)	603	225,136
CVS Health Corp.	2,541	188,822
Danaher Corp.	817	205,917
DaVita, Inc.(a)	2,624	212,832
DENTSPLY SIRONA, Inc.	5,305	208,380
DexCom, Inc.(a)	1,817	211,099
Edwards LifeSciences Corp.(a)	2,636	218,076
Elevance Health, Inc.	431	198,178
Eli Lilly & Co.	622	213,607
GE HealthCare Technologies, Inc.(a)	2,613	214,344
Gilead Sciences, Inc.	2,464	204,438
HCA Healthcare, Inc.	794	209,362
Henry Schein, Inc.(a)	2,543	207,356
Hologic, Inc.(a)	2,522	203,525
Humana, Inc.	408	198,068
IDEXX Laboratories, Inc.(a)	431	215,534
Illumina, Inc.(a)	1,010	234,877
Incyte Corp.(a)	2,720	196,574
Insulet Corp.(a)	650	207,324
Intuitive Surgical, Inc.(a)	871	222,514
IQVIA Holdings, Inc.(a)	993	197,498
Johnson & Johnson	1,292	200,260
	Shares	Fair Value
Health Care (Continued)
Laboratory Corporation of America Holdings	880	$201,890
McKesson Corp.	583	207,577
Medtronic PLC	2,554	205,903
Merck & Co., Inc.	1,819	193,523
Mettler-Toledo International, Inc.(a)	137	209,639
Moderna, Inc.(a)	1,416	217,470
Molina Healthcare, Inc.(a)	749	200,350
Organon & Co.	8,637	203,142
PerkinElmer, Inc.	1,630	217,214
Pfizer, Inc.	4,974	202,939
Quest Diagnostics, Inc.	1,459	206,419
Regeneron Pharmaceuticals, Inc.(a)	262	215,278
ResMed, Inc.	952	208,478
STERIS PLC	1,104	211,173
Stryker Corp.	740	211,248
Teleflex, Inc.	879	222,659
Thermo Fisher Scientific, Inc.	360	207,493
UnitedHealth Group, Inc.	425	200,851
Universal Health Services, Inc., Class B	1,665	211,621
Vertex Pharmaceuticals, Inc.(a)	682	214,878
Viatris, Inc.	19,590	188,456
Waters Corp.(a)	643	199,092
West Pharmaceutical Services, Inc.	623	215,851
Zimmer Biomet Holdings, Inc.	1,586	204,911
Zoetis, Inc., Class A	1,213	201,892
		13,424,956
Industrials — 13.82%
3M Co.	1,882	197,817
A.O. Smith Corp.	2,964	204,961
Alaska Air Group, Inc.(a)	4,249	178,288
Allegion PLC	1,822	194,462
American Airlines Group, Inc.(a)	12,671	186,897
AMETEK, Inc.	1,443	209,711
Amphenol Corp., Class A	2,561	209,285
Boeing Co. (The)(a)	965	204,995
Carrier Global Corp.	4,292	196,359
Caterpillar, Inc.	863	197,489
CH Robinson Worldwide, Inc.	1,915	190,294
Cintas Corp.	457	211,445
CSX Corp.	6,643	198,891
Cummins, Inc.	810	193,493
Deere & Co.	495	204,376
Delta Air Lines, Inc.(a)	5,259	183,644
Dover Corp.	1,343	204,055
Eaton Corp. PLC	1,151	197,212
Emerson Electric Co.	2,384	207,741
Expeditors International of Washington, Inc.	1,824	200,859
Fastenal Co.	3,802	205,080
FedEx Corp.	974	222,548
Fortive Corp.	3,041	207,305

See Notes to Financial Statements.
Annual Report | March 31, 2023	9

ONEFUND S&P 500® Equal Weight Index	Schedule of Investments
March 31, 2023

	Shares	Fair Value
Industrials (Continued)
Generac Holdings, Inc.(a)	1,731	$186,965
General Dynamics Corp.	887	202,423
General Electric, Co.	2,153	205,827
Honeywell International, Inc.	1,013	193,605
Howmet Aerospace Inc.	4,797	203,249
Huntington Ingalls Industries, Inc.	942	195,013
IDEX Corp.	891	205,848
Illinois Tool Works, Inc.	850	206,933
Ingersoll Rand, Inc.	3,515	204,503
Jacobs Solutions, Inc.	1,702	200,002
JB Hunt Transport Services, Inc.	1,117	195,989
Johnson Controls International PLC	3,187	191,921
Keysight Technologies, Inc.(a)	1,267	204,595
L3 Harris Technologies, Inc.	963	188,979
Lockheed Martin Corp.	412	194,765
Nordson Corp.	920	204,479
Norfolk Southern Corp.	931	197,372
Northrop Grumman Corp.	426	196,693
Old Dominion Freight Line, Inc.	583	198,710
Otis Worldwide Corp.	2,385	201,294
PACCAR, Inc.	2,708	198,225
Parker-Hannifin Corp.	579	194,608
Pentair PLC	3,718	205,494
Quanta Services, Inc.	1,245	207,467
Raytheon Technologies Corp.	2,041	199,875
Republic Services, Inc.	1,542	208,509
Robert Half International, Inc.	2,531	203,923
Rockwell Automation, Inc.	678	198,959
Rollins, Inc.	5,650	212,045
Roper Technologies, Inc.	466	205,362
Snap-on, Inc.	815	201,215
Southwest Airlines Co.	5,978	194,524
Stanley Black & Decker, Inc.	2,427	195,568
TE Connectivity Ltd.	1,573	206,299
Teledyne Technologies, Inc.(a)	475	212,495
Textron, Inc.	2,828	199,742
Trane Technologies PLC	1,052	193,547
Transdigm Group, Inc.	273	201,215
Trimble, Inc.(a)	4,058	212,720
Union Pacific Corp.	999	201,059
United Airlines Holdings, Inc.(a)	3,843	170,053
United Parcel Service, Inc., Class B	1,079	209,315
United Rentals, Inc.	456	180,467
W.W. Grainger, Inc.	289	199,066
Wabtec Corp.	1,960	198,078
Waste Management, Inc.	1,312	214,078
Xylem, Inc.	1,979	207,200
		14,017,480
Materials — 5.75%
Air Products & Chemicals, Inc.	697	200,185
Albemarle Corp.	870	192,305
Amcor PLC	18,241	207,582
Avery Dennison Corp.	1,148	205,412
	Shares	Fair Value
Materials (Continued)
Ball Corp.	3,728	$205,450
Celanese Corp.	1,795	195,458
CF Industries Holdings, Inc.	2,497	181,008
Corteva, Inc.	3,326	200,591
Dow, Inc.	3,636	199,326
DuPont de Nemours, Inc.	2,785	199,879
Eastman Chemical Co.	2,426	204,609
Ecolab, Inc.	1,239	205,092
FMC Corp.	1,625	198,461
Freeport-McMoRan, Inc.	5,171	211,546
International Flavors & Fragrances, Inc.	2,314	212,794
International Paper Co.	5,516	198,907
LyondellBasell Industries N.V., Class A	2,203	206,839
Martin Marietta Materials, Inc.	575	204,160
Mosaic Co. (The)	3,992	183,153
New Linde PLC	574	204,023
Newmont Corp.	4,647	227,796
Nucor Corp.	1,233	190,461
Packaging Corporation of America	1,479	205,330
PPG Industries, Inc.	1,555	207,717
Sealed Air Corp.	4,327	198,653
Sherwin-Williams Co. (The)	915	205,664
Steel Dynamics, Inc.	1,628	184,062
Vulcan Materials Co.	1,158	198,666
WestRock Co.	6,572	200,249
		5,835,378
Real Estate — 5.93%
Alexandria Real Estate Equities, Inc.	1,545	194,037
American Tower Corp.	1,024	209,244
AvalonBay Communities, Inc.	1,184	198,983
Boston Properties, Inc.	3,411	184,603
Camden Property Trust	1,832	192,067
CBRE Group, Inc., Class A(a)	2,499	181,952
Crown Castle International Corp.	1,544	206,649
Digital Realty Trust, Inc.	1,910	187,772
Equinix, Inc.	294	211,986
Equity Residential	3,350	201,000
Essex Property Trust, Inc.	927	193,873
Extra Space Storage, Inc.	1,275	207,736
Federal Realty Investment Trust	2,030	200,625
Healthpeak Properties, Inc.	9,145	200,916
Host Hotels & Resorts, Inc.	12,321	203,173
Invitation Homes, Inc.	6,474	202,183
Iron Mountain, Inc.	3,816	201,905
Kimco Realty Corp.	10,432	203,737
Mid-America Apartment Communities, Inc.	1,314	198,467
Prologis, Inc.	1,675	208,990
Public Storage	696	210,289
Realty Income Corp.	3,191	202,054
Regency Centers Corp.	3,344	204,586
SBA Communications Corp., Class A	816	213,032

See Notes to Financial Statements.
10	www.ONEFUND.io

ONEFUND S&P 500® Equal Weight Index	Schedule of Investments
March 31, 2023

	Shares	Fair Value
Real Estate (Continued)
Simon Property Group, Inc.	1,757	$196,731
UDR, Inc.	4,907	201,481
Ventas, Inc.	4,386	190,133
VICI Properties, Inc.	6,145	200,450
Welltower, Inc.	2,888	207,041
Weyerhaeuser Co.	6,561	197,683
		6,013,378
Technology — 16.00%
Accenture PLC, Class A	774	221,216
Adobe, Inc.(a)	595	229,294
Advanced Micro Devices, Inc.(a)	2,370	232,284
Akamai Technologies, Inc.(a)	2,722	213,133
Analog Devices, Inc.	1,078	212,603
ANSYS, Inc.(a)	662	220,314
Apple, Inc.	1,319	217,503
Applied Materials, Inc.	1,713	210,408
Arista Networks, Inc.(a)	1,337	224,429
Autodesk, Inc.(a)	1,010	210,242
Automatic Data Processing, Inc.	917	204,152
Broadcom, Inc.	318	204,010
Broadridge Financial Solutions, Inc.	1,430	209,595
Cadence Design Systems, Inc.(a)	1,001	210,300
CDW Corp.	1,029	200,542
Ceridian HCM Holding, Inc.(a)	2,904	212,631
Cisco Systems, Inc.	4,034	210,877
Cognizant Technology Solutions Corp., Class A	3,244	197,657
Corning, Inc.	5,890	207,799
CoStar Group, Inc.(a)	2,920	201,042
DXC Technology Co.(a)	7,679	196,275
EPAM Systems, Inc.(a)	693	207,207
Equifax, Inc.	1,014	205,680
F5, Inc.(a)	1,414	206,006
FactSet Research Systems, Inc.	495	205,470
Fair Isaac Corp.(a)	281	197,456
Fidelity National Information Services, Inc.	3,424	186,026
Fiserv, Inc.(a)	1,751	197,916
FleetCor Technologies, Inc.(a)	1,000	210,850
Fortinet, Inc.(a)	3,334	221,578
Garmin Ltd.	2,061	207,996
Gartner, Inc.(a)	624	203,280
Global Payments, Inc.	1,959	206,165
Hewlett Packard Enterprise Co.	13,671	217,779
HP, Inc.	7,136	209,442
Intel Corp.	7,197	235,125
International Business Machines Corp.	1,562	204,763
Intuit, Inc.	499	222,469
Jack Henry & Associates, Inc.	1,239	186,742
Juniper Networks, Inc.	6,360	218,911
KLA Corp.	533	212,758
Lam Research Corp.	409	216,819
	Shares	Fair Value
Technology (Continued)
Leidos Holdings, Inc.	2,118	$194,983
MarketAxess Holdings, Inc.	565	221,078
MasterCard, Inc., Class A	565	205,327
Microchip Technology, Inc.	2,402	201,240
Micron Technology, Inc.	3,567	215,233
Microsoft Corp.	788	227,180
Monolithic Power Systems, Inc.	409	204,721
Moody’s Corp.	688	210,542
Motorola Solutions, Inc.	749	214,311
MSCI, Inc.	375	209,884
NetApp, Inc.	3,149	201,064
NortonLifeLock, Inc.	11,794	202,385
NVIDIA Corp.	853	236,937
NXP Semiconductors NV	1,119	208,666
ON Semiconductor Corp.(a)	2,499	205,718
Oracle Corp.	2,330	216,504
Paychex, Inc.	1,816	208,095
Paycom Software, Inc.(a)	717	217,975
PayPal Holdings, Inc.(a)	2,668	202,608
PTC, Inc.(a)	1,655	212,221
Qorvo, Inc.(a)	2,055	208,726
Qualcomm, Inc.	1,701	217,014
S&P Global, Inc.	600	206,862
Salesforce.com, Inc.(a)	1,132	226,151
Seagate Technology PLC	3,173	209,799
ServiceNow, Inc.(a)	472	219,348
Skyworks Solutions, Inc.	1,760	207,645
Synopsys, Inc.(a)	552	213,210
Teradyne, Inc.	1,934	207,924
Texas Instruments, Inc.	1,142	212,423
Tyler Technologies, Inc.(a)	633	224,487
Verisk Analytics, Inc.	1,088	208,744
Visa, Inc., Class A	906	204,267
Western Digital Corp.(a)	5,433	204,661
Zebra Technologies Corp., Class A(a)	680	216,240
		16,230,917
Utilities — 6.13%
AES Corp.	8,422	202,802
Alliant Energy Corp.	3,903	208,420
Ameren Corp.	2,417	208,805
American Electric Power Company, Inc.	2,238	203,636
American Water Works Company, Inc.	1,466	214,754
Atmos Energy Corp.	1,794	201,574
CenterPoint Energy, Inc.	7,108	209,402
CMS Energy Corp.	3,373	207,035
Consolidated Edison, Inc.	2,162	206,839
Constellation Energy Corp.	2,526	198,291
Dominion Energy, Inc.	3,681	205,805
DTE Energy Co.	1,875	205,388
Duke Energy Corp.	2,111	203,648
Edison International	2,958	208,805
Entergy Corp.	1,947	209,770

See Notes to Financial Statements.
Annual Report | March 31, 2023	11

ONEFUND S&P 500® Equal Weight Index	Schedule of Investments
March 31, 2023

	Shares	Fair Value
Utilities (Continued)
Evergy, Inc.	3,403	$207,991
Eversource Energy	2,688	210,363
Exelon Corp.	4,876	204,256
FirstEnergy Corp.	5,144	206,069
NextEra Energy, Inc.	2,684	206,883
Nisource, Inc.	7,334	205,059
NRG Energy, Inc.	6,193	212,357
PG&E Corp.(a)	12,376	200,120
Pinnacle West Capital Corp.	2,647	209,748
PPL Corp.	7,463	207,397
Public Service Enterprise Group, Inc.	3,476	217,075
Sempra Energy	1,359	205,426
Southern Co. (The)	3,064	213,192
WEC Energy Group, Inc.	2,237	212,045
Xcel Energy, Inc.	3,099	208,997
		6,221,952
Total Common Stocks
(Cost $79,629,098)		101,330,484
	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 0.12%
SPDR S&P 500 ETF Trust	285	$116,676
Total Exchange-Traded Funds
(Cost $112,845)		116,676

Total Investments — 100.00%
(Cost $79,741,943)		101,447,160

Other Assets in Excess of Liabilities — 0.00%		2,231

NET ASSETS — 100.00%		$101,449,391

(a)	Non-income producing security.

See Notes to Financial Statements.
12	www.ONEFUND.io

ONEFUND S&P 500® Equal Weight Index	Statement of Assets and Liabilities
March 31, 2023

ASSETS:
Investments in securities at fair value (cost $79,741,943)	$101,447,160
Cash and cash equivalents	27,696
Receivable for fund shares sold	28,400
Dividends and interest receivable	121,716
Tax reclaims receivable	260
Receivable from Investment Adviser	11,629
Prepaid expenses	44,234
Total Assets	101,681,095
LIABILITIES:
Payable for fund shares redeemed	171,102
Payable to Administrator	12,091
Payable to trustees	253
Other accrued expenses	48,258
Total Liabilities	231,704
NET ASSETS	$101,449,391
NET ASSETS CONSIST OF:
Paid-in capital	82,949,576
Accumulated earnings	18,499,815
NET ASSETS	$101,449,391
Shares of beneficial interest outstanding, without par value	2,373,679
Net asset value, offering and redemption price per share(a)	$42.74

(a)	The Fund charges a 0.25% redemption fee on shares redeemed within 30 calendar days of purchase. Shares are redeemed at the Net Asset Value if held longer than 30 calendar days.

See Notes to Financial Statements.
Annual Report | March 31, 2023	13

ONEFUND S&P 500® Equal Weight Index	Statement of Operations
For the Year Ended March 31, 2023

INVESTMENT INCOME:
Dividend and interest income (net of foreign taxes withheld of $239)	$1,850,568
Total investment income	1,850,568

EXPENSES:
Investment Adviser fees (Note 3)	242,549
Fund accounting and administration fees	110,000
Registration expenses	51,142
Transfer agent fees	41,106
Chief compliance officer fees	30,000
Printing and postage expenses	19,127
Insurance expenses	18,893
Audit and tax preparation fees	18,501
Legal fees	14,881
Custodian fees	13,414
Pricing	10,264
Trustee fees and expenses	970
Miscellaneous expenses	56,741
Total expenses	627,588
Fees waived/reimbursed by Investment Adviser (Note 3)	(385,114)
Net operating expenses	242,474
NET INVESTMENT INCOME:	1,608,094

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(1,269,938)
Net change in unrealized depreciation on investments	(6,843,597)
NET REALIZED AND CHANGE IN UNREALIZED LOSS ON INVESTMENTS	(8,113,535)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,505,441)

See Notes to Financial Statements.
14	www.ONEFUND.io

ONEFUND S&P 500® Equal Weight Index	Statements of Changes in Net Assets

	For the	For the
	Year	Year
	Ended	Ended
	March 31,	March 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS DUE TO:
OPERATIONS:
Net investment income	$1,608,094	$1,251,197
Net realized gain (loss) on investments	(1,269,938)	2,691,170
Net change in unrealized appreciation (depreciation) on investments	(6,843,597)	6,031,242
Net increase (decrease) in net assets resulting from operations	(6,505,441)	9,973,609

Distributions to Shareholders
From earnings	(3,101,494)	(1,823,466)
Total distributions	(3,101,494)	(1,823,466)

CAPITAL TRANSACTIONS
Proceeds from shares sold	22,388,785	44,275,600
Reinvestment of distributions	3,060,343	1,823,425
Amount paid for shares redeemed	(16,662,661)	(22,187,378)
Proceeds from redemption fees(a)	2,628	3,642
Net increase in net assets resulting from capital transactions	8,789,095	23,915,289
Total Increase (Decrease) in Net Assets	(817,840)	32,065,432

NET ASSETS
Beginning of year	102,267,231	70,201,799
End of year	$101,449,391	$102,267,231

SHARE TRANSACTIONS
Shares sold	521,607	961,781
Shares issued in reinvestment of distributions	71,570	38,954
Shares redeemed	(388,236)	(480,559)
Net increase in shares outstanding	204,941	520,176

(a)	The Fund charges a 0.25% redemption fee on shares redeemed within 30 calendar days of purchase. Shares are redeemed at the Net Asset Value if held longer than 30 calendar days.

See Notes to Financial Statements.
Annual Report | March 31, 2023	15

ONEFUND S&P 500® Equal Weight Index	Financial Highlights
(For a share outstanding during each year)

	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	March 31, 2023	March 31, 2022	March 31, 2021	March 31, 2020	March 31, 2019
Selected Per Share Data
Net asset value, beginning of year	$47.16	$42.58	$25.34	$31.19	$30.04

Investment operations:
Net investment income(a)	0.71	0.63	0.56	0.60	0.57
Net realized and unrealized gain (loss) on investments	(3.78)	4.83	17.25	(5.90)	1.42
Total from investment operations	(3.07)	5.46	17.81	(5.30)	1.99

Less distributions to shareholders from:
Net investment income	(0.50)	(0.53)	(0.58)	(0.55)	(0.49)
Net realized gains	(0.85)	(0.35)	—	—	(0.35)
Total distributions	(1.35)	(0.88)	(0.58)	(0.55)	(0.84)

Paid-in capital from redemption fees (Note 2)	— (b)	— (b)	0.01	— (b)	— (b)
Net asset value, end of year	$42.74	$47.16	$42.58	$25.34	$31.19

Total Return(c)	(6.52)%	12.83%	70.67%	(17.44)%	7.02%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$101,449	$102,267	$70,202	$39,322	$39,258
Ratio of expenses to average net assets after expense waiver	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets before expense waiver	0.65%	0.66%	0.86%	1.12%	1.34%
Ratio of net investment income to average net assets after expense waiver	1.66%	1.37%	1.61%	1.87%	1.85%

Portfolio Turnover Rate	42%	60%	96%	76%	83%

(a)	Calculated using the average shares method.

(b)	Rounds to less than $0.005 per share.

(c)	Total return represents the rate that an investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

See Notes to Financial Statements.
16	www.ONEFUND.io

ONEFUND S&P 500® Equal Weight Index	Notes to Financial Statements
March 31, 2023

1.	ORGANIZATION

The ONEFUND S&P 500® Equal Weight Index (formerly known as the Index Funds S&P 500® Equal Weight) (the “Fund”) is a separate series of ONEFUND Trust (formerly known as Index Funds), an open-end management investment company that was organized as a trust under the laws of the State of Delaware on November 9, 2005 (the “Trust”). The Fund currently offers one class of shares: No Load Shares. The Fund is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund seeks to achieve its investment objective by investing in a portfolio of assets whose performance, before fees and expenses, is expected to match approximately the performance of the S&P 500® Equal Weight Index (the “Index”). The Fund expects that its portfolio will consist primarily of securities of issuers included in the Index. The Index is designed to measure the performance of approximately 500 U.S. issuers chosen for market size, liquidity and industry grouping, among other factors.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in The United States of America (“GAAP”). The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Transactions — Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Investment Income — Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income, which includes amortization of premium and accretion of discount, is recorded on the accrual basis.

Investment Valuation — The Fund’s portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time). Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Money market funds, representing short-term investments, are valued at their daily net asset value. Securities that are traded on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price or if no sale is reported, the mean between the bid and the ask. Securities which are traded over-the-counter are valued at the last sale price or, if no sale, at the mean between the bid and the ask. Securities for which quotations are not readily available are valued at fair value as determined by the Fund’s investment adviser, as the Valuation Designee appointed by the Board of Trustees (the “Board”), in accordance with procedures approved by the Board. The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE. As of March 31, 2023, there were no securities that were internally fair valued.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 —	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 —	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Annual Report | March 31, 2023	17

ONEFUND S&P 500® Equal Weight Index	Notes to Financial Statements
March 31, 2023

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the fiscal year ended March 31, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of March 31, 2023:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$101,330,484	$—	$—	$101,330,484
Exchange-Traded Funds	116,676	—	—	116,676
TOTAL	$101,447,160	$—	$—	$101,447,160

*	See Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Cash and Cash Equivalents — Idle cash may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

Expenses — The Fund bears expenses incurred specifically for the Fund and general Trust expenses.

Distributions to Shareholders — Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

Fees on Redemptions — The Fund charges a redemption fee of 0.25% on redemptions of Fund’s shares occurring within 30 days following the issuance of such shares. The redemption fee is not a fee to finance sales or sales promotion expenses but is paid to the Fund to defray the costs of liquidating an investor and discourage short-term trading of the Fund’s shares. No redemption fee will be imposed on the redemption of shares representing dividends or capital gains distributions, or on amounts representing capital appreciation of shares.

Federal Income Taxes — As of and during the fiscal year ended March 31, 2023, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. Therefore, no provision is made by the Fund for federal income or excise taxes. The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ended March 31, 2023. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Interest or penalties, if any, will be recorded in the Statement of Operations when incurred.

3.	ADVISORY FEES, ADMINISTRATION FEES AND OTHER AGREEMENTS

Investment Advisory Agreement — ONEFUND, LLC (the “Adviser”) currently provides investment advisory services for individuals, trusts, estates and institutions. The Adviser commenced operations in 2004 and is registered as an investment adviser with the Securities and Exchange Commission. The Adviser is entitled to an investment advisory fee, computed daily and payable monthly, of 0.25% of the average daily net assets of the Fund. Mike Willis, an officer of the Trust is also an officer of the Adviser.

The Adviser has agreed to waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses after fee waiver/expense reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 0.25% of the Fund’s average daily net assets for No Load Shares. The Adviser intends to reimburse fund expenses no less frequently than on a quarterly basis,

18	www.ONEFUND.io

ONEFUND S&P 500® Equal Weight Index	Notes to Financial Statements
March 31, 2023

but there have been and there may continue to be instances where the Adviser reimburses fund expenses on a less frequent basis. This agreement is in effect through July 31, 2023, and may not be terminated or modified by the Adviser prior to this date except with the approval of the Fund’s Board. Amounts previously waived or reimbursed by the Adviser under this agreement are not subject to subsequent recapture by the Adviser.

Fund Accounting and Administration Fees and Expenses — Ultimus Fund Solutions, LLC (“Ultimus” or the “Administrator”) provides administrative, fund accounting and other services to the Fund under a Master Services Agreement with the Trust (the “Master Services Agreement”). Under the Master Services Agreement, Ultimus is paid fees for its services and is reimbursed for certain out-of-pocket expenses. Administrator fees paid by the Fund for the fiscal year ended March 31, 2023 are disclosed in the Statement of Operations.

Transfer Agent and Shareholder Services Agreement — Ultimus serves as transfer, dividend paying and shareholder servicing agent for the Fund (the “Transfer Agent”) under the Master Services Agreement. Transfer Agent fees paid by the Fund for the fiscal year ended March 31, 2023 are disclosed in the Statement of Operations.

Compliance Services — Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board. Prior to November 9, 2022, Ultimus provided Chief Compliance Officer services to the Fund.

Distributor — The Fund has entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the “Distributor”) to provide distribution services to the Fund. The Distributor serves as underwriter/distributor of shares of the Fund. Distribution services fees are paid by the Adviser pursuant to the terms set forth in the Distribution Agreement.

4.	PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investment securities, excluding short-term securities, are shown below for the fiscal year ended March 31, 2023.

	Cost of Investments	Proceeds from
	Purchased	Investments Sold
ONEFUND S&P 500® Equal Weight Index	$47,905,129	$40,489,541

5.	TAX BASIS INFORMATION

Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

The tax character of distributions paid during the fiscal year ended March 31, 2023, were as follows:

		Long-Term
	Ordinary Income	Capital Gains
ONEFUND S&P 500® Equal Weight Index	$2,323,947	$777,547

The tax character of distributions paid during the fiscal year ended March 31, 2022, were as follows:

		Long-Term
	Ordinary Income	Capital Gains
ONEFUND S&P 500® Equal Weight Index	$1,761,805	$61,661

Annual Report | March 31, 2023	19

ONEFUND S&P 500® Equal Weight Index	Notes to Financial Statements

As of March 31, 2023, net unrealized appreciation/(depreciation) of investments based on the federal tax cost were as follows:

	Gross Appreciation	Gross Depreciation		Cost of Investments
	(excess of value over	(excess of tax cost	Net Unrealized	for Income Tax
	tax cost)	over value)	Appreciation	Purposes
ONEFUND S&P 500® Equal Weight Index	$22,896,737	$(4,066,839)	$18,829,898	$82,617,262

The difference between book basis and tax basis is primarily attributable to wash sales.

At March 31, 2023, components of distributable earnings on a tax basis were as follows:

ONEFUND S&P 500®
Equal Weight Index
Accumulated ordinary income	$823,963
Accumulated capital and other losses	(1,154,047)
Net unrealized appreciation on investments	18,829,899
Total	$18,499,815

Capital Losses — As of March 31, 2023, the Fund had short-term and long-term capital loss carryforwards of $466,593 and $687,454, respectively. These capital loss carryforwards may reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus may reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax pursuant to the Code. During the fiscal year ended March 31, 2023, the Fund did not utilize any capital loss carryforwards.

6.	BENEFICIAL OWNERSHIP

As of March 31, 2023, the following entities owned beneficially 25% or greater of the Fund’s outstanding shares. The shares are held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the origination broker rather than designated separately).

ONEFUND S&P 500® Equal Weight Index	Percentage
Charles Schwab & Co.	42%
TD Ameritrade, Inc.	29%

7.	COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects the risk of loss to be remote.

8.	SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

20	www.ONEFUND.io

ONEFUND S&P 500® Equal Weight Index	Report of Independent
Registered Public Accounting Firm

To the Shareholders of ONEFUND S&P 500® Equal Weight Index and

Board of Trustees of ONEFUND Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of ONEFUND Trust (formerly known as Index Funds) (the “Trust”) comprising ONEFUND S&P 500® Equal Weight Index (formerly known as Index Funds S&P 500® Equal Weight) (the “Fund”) as of March 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2023, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2023, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies within the Trust since 2006.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

May 26, 2023

Annual Report | March 31, 2023	21

ONEFUND S&P 500® Equal Weight Index	Disclosure Regarding Approval of
Advisory Agreement
March 31, 2023 (Unaudited)

At a meeting held on March 31, 2023, the Board of Trustees, including a majority of the Independent Trustees, considered whether to approve the continuance of the Investment Advisory Agreement between ONEFUND, LLC (the “Adviser”) and ONEFUND Trust (formerly known as Index Funds) (the “Trust”), on behalf of the ONEFUND S&P 500® Equal Weight Index (formerly known as Index Funds S&P 500® Equal Weight)(the “Fund”).

In considering the approval of the continuance of the Investment Advisory Agreement, the Independent Trustees were advised by legal counsel and received materials from such counsel discussing the legal standards applicable to their consideration of the continuance of the Investment Advisory Agreement. In advance of the meeting, the Independent Trustees requested, received and reviewed a substantial amount of information provided by the Adviser related to the Adviser and the terms of the Investment Advisory Agreement. Prior to voting, the Independent Trustees met with and asked questions of representatives of the Adviser and also discussed the Investment Advisory Agreement with legal counsel.

In considering the approval of the continuance of the Investment Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those described below. The determinations made with respect to the renewal of the Investment Advisory Agreement were based on each Trustee’s business judgment after consideration of all information presented to the Board. In its deliberations, the Board did not identify any single item that was paramount or controlling and individual Trustees may have attributed different weights to various factors. The Board considered all information available to them. The summary set forth below highlights a number of the key factors considered by the Board.

Nature, Extent, and Quality of Services. The Board examined the nature, extent, and quality of the services provided by the Adviser to the Fund. The Board reviewed the information presented in the Adviser’s memorandum, including a copy of the Adviser’s current Form ADV and information regarding the Adviser’s organizational structure and the personnel who service the Fund. The Board considered the responsibilities of the Adviser under the Investment Advisory Agreement. The Board also considered that the Trust’s President, Treasurer and Secretary is an employee of the Adviser and serves the Trust without additional compensation. The Board also evaluated the investment management experience of the Adviser.

The Board discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure, and the experience and background of all key personnel on its management team, including the portfolio management team. The Board considered the Adviser’s capabilities and concluded that the Adviser has sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures essential to performing its duties under the Investment Advisory Agreement and that the nature, overall quality, and extent of the management services provided by the Adviser to the Trust are satisfactory and adequate.

Performance. The Board compared the performance of the Fund with the performance of its benchmark index and the Fund’s limited peer group based on data presented by the Adviser. The Board noted that the Fund had outperformed its peer group since its inception (April 30, 2015) and that the Fund had underperformed its benchmark index during the same period. Following discussion of the investment performance of the Fund, the Adviser’s experience in managing the Fund and the impact of other factors, the Board concluded that the investment performance of the Fund has been satisfactory.

Fees and Expenses. The Board considered the advisory fee and the total expenses paid by the Fund. The Board reviewed a report provided by the Adviser showing the advisory fees and net expense ratios of a group of funds that the Adviser deemed comparable to the Fund. The Board evaluated the Fund’s advisory fee and net expense ratio in light of the comparative information with respect to fees paid by similar funds, noting that the Fund’s advisory fee and net expense ratio were below the average advisory fee and average net expense ratio paid by similar funds. The Board noted that the Adviser committed to renew the expense limitation agreement for the Fund and keep the Fund’s expense ratio at 0.25% of its average daily net assets. Based on these considerations and other factors, the Board concluded that the advisory fee charged by the Adviser was fair and reasonable for the services provided under the Investment Advisory Agreement.

Profitability. The Board considered the Adviser’s estimated profitability for the years ending December 31, 2023, 2024 and 2025 attributable to its management of the Fund, and considered information pertaining to the Adviser’s financial condition and commitment to the operation of the Fund. The Board noted that the Adviser had not accrued a profit since the Fund commenced operations in 2015 and that the Adviser did not expect to accrue a profit in 2023. The Board considered the Adviser’s ability to meet its obligations under the expense limitation agreement, as well as the Adviser’s liquidity, capital resources and proposed financings. The Board concluded that based on the services provided and the projected asset growth of the Fund, the profits from the Adviser’s relationship with the Fund were not excessive and not unreasonable to the Fund.

Economies of Scale. The Board considered that the Adviser has not realized economies of scale with respect to its management of the Fund and that the Adviser will not begin to realize economies of scale until the Fund achieves significant growth in assets. The Board will continue to consider whether economies of scale exist in the future as Fund assets grow.

Fall-out Benefits. The Board noted that the Adviser has not received any material fallout benefits from its relationship with the Fund at this stage.

Conclusion. Based on their consideration of all materials and information presented to them, the Board, including the Independent Trustees, concluded (without any single factor being identified as determinative) that: the quality of services provided by the Adviser is acceptable; the investment performance of the Fund has been satisfactory; the profit, if any, to be realized by the Adviser in connection with its management of the Fund was not unreasonable to the Fund; any economies of scale or other incidental benefits accruing to the Adviser were not material; the fees and expenses associated with the Fund are reasonable; and the continuance of the Investment Advisory Agreement is in the best interests of the Fund and its shareholders.

22	www.ONEFUND.io

ONEFUND S&P 500® Equal Weight Index	Summary of Fund Expenses
March 31, 2023 (Unaudited)

As a shareholder of the ONEFUND S&P 500® Equal Weight Index (the “Fund”), you may incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2022 and held until March 31, 2023.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees or exchange fees. Therefore, the second line of the table below is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
ONEFUND S&P 500® Equal Weight Index	October 1, 2022	March 31, 2023	Period(a)	Ratio
Actual	$1,000.00	$1,148.10	$1.34	0.25%
Hypothetical(b)	$1,000.00	$1,023.69	$1.26	0.25%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

Annual Report | March 31, 2023	23

ONEFUND S&P 500® Equal Weight Index	Additional Information
March 31, 2023 (Unaudited)

1.	PROXY VOTING POLICIES AND VOTING RECORD

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Adviser’s Proxy Voting and Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information (dated July 29, 2022) and are available, (1) without charge, upon request, by calling (844) 464-6339 and (2) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at www.sec.gov.

2.	QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. These filings are available on the SEC’s website at www.sec.gov or on the Fund’s website at www.ONEFUND.io.

3.	TAX INFORMATION

NOTICE TO STOCKHOLDERS

The Fund designates the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2022:

Qualified Dividend Income:	63.01%
Qualified Business Income:	0.00%
Dividend Received Deduction:	62.35%

For the fiscal year ended March 31, 2023, the Fund designated $777,547 as long-term capital gain distributions.

In early 2023, if applicable, stockholders of record received this information for the distributions paid to them by the Fund during the calendar year 2022 via Form 1099.

4.	APPROVAL OF INVESTMENT ADVISORY AGREEMENT

24	www.ONEFUND.io

ONEFUND S&P 500® Equal Weight Index	Trustees and Officers
March 31, 2023 (Unaudited)

NON-INTERESTED TRUSTEES*

Name, Address and Age/Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Lance J. Baller (born 1974)	Trustee	Indefinite; since January 18, 2006	President, Ultimate Investments Inc. (1995 to present); President, Baller Enterprises, Inc. (1993 to present); President, Baller Family Foundation (2014 to present); Secretary and Vice President, High Speed Aggregate, Inc., (2010 to present); President, Lakeview Village, Inc. (2010 – 2019); Secretary, HSA Bedrock LLC (2014 to present); Member, RM Investments, (2014 – 2017); President, High Speed Mining, LLC (2014 to present); Chairman, Iofina PLC (2014 to present); CEO and Director, Global Healthcare REIT (2015 to present); Vice President and Secretary, Empire Aggregate Inc. (2018 to present); President, Empire Leasing, Inc. (2018 to present); President, Titan Au, Inc. (2018 to present); Managing Member, Yukon Au LLC (2018 to present).	1	Co-Chairman, Eagle: XM; Director, Iofina PLC; Vice Chairman, NetAds International, Inc.; Director, Baylor Solar, (2014); Director, High Speed Mining (2014 – 2018); CEO and Director, Global Healthcare REIT (2015 to present); Director, Douglas County Soccer (2017 to present); Empire Au, Inc. (2018 to present); Director, GBB Management (2018 to present).
Vijoy P. Chattergy (born 1967)	Trustee	Indefinite; since April 3, 2020	President and Founder, VMLH, LLC, (2018 to Present); Chief Investment Officer, Employees’ Retirement System of the State of Hawai’i (2011 – 2018).	1	None
INTERESTED TRUSTEE
Michael Willis (born 1966)	Trustee	Indefinite; since January 18, 2006	President of ONEFUND, LLC (formerly, The Index Group, LLC (2004 to present); Manager of Digital Funds, LLC (2021 to present).	1	Trustee, Digital Funds Trust (2022 to present).

Annual Report | March 31, 2023	25

ONEFUND S&P 500® Equal Weight Index	Trustees and Officers
March 31, 2023 (Unaudited)

OFFICERS

Name, Address and Age/Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Michael Willis (born 1966)	President, Treasurer and Secretary	Indefinite, Since January 18, 2006 (President), since November 25, 2009 (Treasurer and Secretary)	President of ONEFUND, LLC (formerly, The Index Group, LLC (2004 to present); Manager of Digital Funds, LLC (2021 to present).
Chad M. Bitterman (born 1972)	Chief Compliance Officer	Indefinite, Since May 2, 2020	Compliance Officer, Northern Lights Compliance Services, LLC (2010 to present).
Jesse D. Hallee (born 1976)	Assistant Secretary	Indefinite, Since May 4, 2020	Vice President and Senior Managing Counsel, Ultimus Fund Solutions, LLC (June 2019 to present); Vice President and Managing Counsel, State Street Bank and Trust Company (March 2013 to June 2019).

26	www.ONEFUND.io

ONEFUND S&P 500® Equal Weight Index	Privacy Policy
March 31, 2023 (Unaudited)

FACTS	WHAT DOES ONEFUND S&P 500® EQUAL WEIGHT INDEX (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●   Social Security number and name and address

●   Account balances and transaction history

●   Wire transfer instructions

When you are no longer our investor, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes— information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call (844) 464-6339

Annual Report | March 31, 2023	27

ONEFUND S&P 500® Equal Weight Index	Privacy Policy
March 31, 2023 (Unaudited)

Who We Are
Who is providing this notice?	ONEFUND S&P 500® Equal Weight Index (the “Fund”)
What We Do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that seek to comply with federal law. These measures include computer safeguards and secured files and buildings.
How does the Fund collect my personal information?	We collect your personal information, for example, when you ● Open an account ● Provide account information or give us your contact information ● Make a wire transfer or deposit money
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●   sharing for affiliates’ everyday business purposes — information about your creditworthiness

●   affiliates from using your information to market to you

●   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

●   Nonaffiliates can include third parties who perform services on our behalf, such as accounting, legal or data processing services.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Fund doesn’t jointly market

28	www.ONEFUND.io

Page Intentionally Left Blank.

Must be accompanied or preceded by a Prospectus. Index
Funds is distributed by Ultimus Fund Distributors, LLC. Index
Funds and Ultimus Fund Distributors, LLC are not affiliated.

Index Funds-AR-23

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in Item 2(a) above. The code of Ethics is attached here as Exhibit EX-99.CODE ETH.

(d)	Not applicable.

(e)	A copy of the registrant’s code of ethics is filed as Exhibit 12(a)(1) to this report.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has evaluated the members of its Audit Committee, and has determined that Lance J. Baller, a trustee who is not an ‘interested person’ (as such term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended), qualifies as an audit committee financial expert.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees: The aggregate fees billed for the registrant's fiscal years ended March 31, 2023 and March 31, 2022 for professional services rendered by the registrant’s principal accountant for audit of its annual financial statements or services that are normally provided by such accountant in connection with statutory and regulatory filings were $15,500, and $14,500 respectively.

(b)	Audit-Related Fees: The aggregate fees billed for the registrant's fiscal years ended March 31, 2023 and March 31, 2022 for assurance and related services by the registrant’s principal accountant reasonably related to the performance of audit of the registrant's financial statements and not reported under Paragraph (a) of this Item were $0 and $0 respectively. Such services consisted of a report of the Fund’s transfer agent internal controls pursuant to rule 17AD-13, semi-annual report review and a report on the Fund’s anti-money laundering controls and policies.

(c)	Tax Fees: For the registrant’s fiscal years ended March 31, 2023 and March 31, 2022, the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $3,500 and $3,000 respectively. The fiscal year 2023 and 2022 tax fees were for review of each fund’s federal and excise tax returns and year distributions.

(d)	All Other Fees: For the registrant’s fiscal years ended March 31, 2023 and March 31, 2022, the aggregate fees billed by the principal accountant for products and services other than the services reported in paragraphs (a) through (c) of this Item were $0 and $0 respectively.

(e)	The registrant’s Audit Committee has not adopted pre-approval policies and procedures for specific services, although the Audit Committee chairman may pre-approve audit and non-audit services pursuant to delegated authority, subject to ratification by the Audit Committee at the next meeting. Instead, the Audit Committee approves on a case-by-case basis each audit or non-audit service before engaging the accountant to render such service.

(f)	No services described in paragraphs (b) through (d) of this Item were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(g)	[Not applicable]. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(h)	Aggregate non-audit fees of $3,500 and $3,000 were billed by the registrant’s principal accountant for services rendered to the registrant and to registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of fiscal years ended March 31, 2023 and March 31, 2022. All such services were rendered to the registrant.

(i)	Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) Included as part of the report to Stockholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics as described in Item 2 hereof is attached hereto as Exhibit EX-99.CODE ETH.

(a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) The certifications by the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ONEFUND Trust

By (Signature and Title)	/s/ Michael G. Willis

Michael G. Willis, President and Principal Executive Officer

Date	6/07/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael G. Willis

Michael G. Willis, President and Principal Executive Officer

Date	6/07/2023

By (Signature and Title)	/s/ Michael G. Willis

Michael G. Willis, Treasurer and Principal Financial Officer

Date	6/07/2023